Contingent liabilities and financial commitments - additional information (Details) € in Millions, $ in Millions, $ in Millions										6 Months Ended			12 Months Ended				24 Months Ended		30 Months Ended
	Feb. 10, 2023	Dec. 11, 2019 GBP (£)	Dec. 11, 2019 USD ($)	Mar. 08, 2019 GBP (£)	Mar. 08, 2019 CAD ($)	Jan. 31, 2019 GBP (£)	Jan. 31, 2019 CAD ($)	Feb. 10, 2017 GBP (£)	Feb. 10, 2017 USD ($)	Jun. 30, 2023 GBP (£) Employee province ACTION Plaintiff Case	Jun. 30, 2023 CAD ($) Plaintiff Employee ACTION	Jun. 30, 2023 USD ($) Plaintiff Employee ACTION	Dec. 31, 2022 GBP (£) Case	Dec. 31, 2022 USD ($) Case	Dec. 31, 2009 GBP (£)	Dec. 31, 2009 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 CAD ($)	Jun. 30, 2023 GBP (£) province Case	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($) province Case	Jun. 30, 2022 GBP (£)	Mar. 01, 2019 GBP (£)	Mar. 01, 2019 CAD ($)
Disclosure Of Commitments And Contingencies [Line Items]
Canada provinces | province										10									10		10
Canada provinces for which damages are quantified | province										5									5		5
Employees charged with corruption | Employee										2	2	2
Fox River
Disclosure Of Commitments And Contingencies [Line Items]
Environmental clean up costs paid by related party										£ 4,000,000
Fox River provision										50,000,000			£ 54,000,000						£ 50,000,000			£ 59,000,000
Sequana | Fox River
Disclosure Of Commitments And Contingencies [Line Items]
Payments received from Sequana										£ 0
Windward dividend claim | Fox River
Disclosure Of Commitments And Contingencies [Line Items]
Dividend paid															£ 115,800,000	€ 135
Windward dividend claim | Windward | Fox River
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount								£ 145,500,000	$ 185.0
Compensatory damages awarded | Engle progeny cases
Disclosure Of Commitments And Contingencies [Line Items]
Litigation expense included in other operating expense																			46,000,000	$ 58.3
Punitive damages awarded | Engle progeny cases
Disclosure Of Commitments And Contingencies [Line Items]
Litigation expense included in other operating expense																			£ 18,000,000	$ 23.1
DOJ and OFAC
Disclosure Of Commitments And Contingencies [Line Items]
DPA period										3 years	3 years	3 years
Other payables | $																					$ 635.0
Competition investigations
Disclosure Of Commitments And Contingencies [Line Items]
Penalty due										£ 86,500,000		$ 110.0
Monitorship period										2 years	2 years	2 years
Kalamazoo river
Disclosure Of Commitments And Contingencies [Line Items]
Payments on remediation work		£ 204,000,000	$ 245.0
Kalamazoo river | N C R
Disclosure Of Commitments And Contingencies [Line Items]
Recovery percentage	60.00%
Kalamazoo river | N C R | Georgia Pacific
Disclosure Of Commitments And Contingencies [Line Items]
Payment of outstanding judgment		£ 16,600,000	$ 20.0
Netherlands | Tax reassessment
Disclosure Of Commitments And Contingencies [Line Items]
Tax assessment													£ 936,000,000
Canada
Disclosure Of Commitments And Contingencies [Line Items]
Number of actions in lawsuit | ACTION										10	10	10
Canada | Imperial Tobacco Canada Ltd | Quebec class actions
Disclosure Of Commitments And Contingencies [Line Items]
Settlement payments				£ 451,000,000	$ 758
Canada | Bottom of range
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought										£ 5,900,000,000	$ 10,000
Canada | Top of range
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought										70,000,000,000	118,000
Canada | Top of range | Imperial Tobacco Canada Ltd
Disclosure Of Commitments And Contingencies [Line Items]
Settlement proceeds from judgement																							£ 5,500,000,000	$ 9,200
Ontario
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought										£ 196,000,000,000	$ 330,000
Ontario | Bottom of range
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought						£ 5,600,000,000	$ 9,400										£ 166,000,000,000	$ 280,000
Ontario | Top of range
Disclosure Of Commitments And Contingencies [Line Items]
Damages sought						£ 6,500,000,000	$ 10,900										£ 374,000,000,000	$ 630,000
US - Engle | Engle progeny cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases | Case										521									521		521
Number of plaintiffs | Plaintiff										642	642	642
US - Engle | RJRT or Lorillard Inc
Disclosure Of Commitments And Contingencies [Line Items]
Number of paid judgements cases | Case													4	4
Payment for compensatory and punitive damages													£ 19,700,000	$ 25.0
Florida | Engle progeny cases
Disclosure Of Commitments And Contingencies [Line Items]
Total bond cap										£ 157,000,000		$ 200.0